SHARE CAPITAL - Disclosure of anti-dilutive securities excluded from computation of diluted earnings per share (Details) - shares	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	4,382,918	1,847,500
Stock options [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	4,382,918	1,847,500